Right of Use Assets	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Right of Use Assets
Note 11	Right of Use Assets

	2022	2021
	A$	A$
Non-current assets
Balance at the start of the financial year	105,594	175,992
Amortisation expense	(70,395)	(70,398)
Balance at the end of the financial year	35,199	105,594

The Company leases land and buildings for its offices in Perth, Australia under an agreement with a 3-year term. Refer Note 17.